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CornerCap Small-Cap Value Fund
CornerCap Small-Cap Value Fund
Investment Objective
The investment objective of the CornerCap Small-Cap Value Fund (the "Fund") is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment) The Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Fund, you may be charged a fee by the financial intermediary. Institutional Shares Redemption Fee 1.00%* * Subject to certain exceptions, which are described more fully under "SELLING SHARES – Redemption Fee," the Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within within sixty (60) days of your initial purchase of shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CornerCap Small-Cap Value Fund Institutional Shares
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	1.00%

Example

This Example is intended to help you compare the cost of investing in the Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
CornerCap Small-Cap Value Fund | Institutional Shares | USD ($)	102	318	552	1,225

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 127% of the average value of its portfolio.

Principal Investment Strategies

The Small-Cap Value Fund normally invests more than 80% of its net assets (including borrowings for investment, if any) in equity securities of small-cap U.S. companies. The Adviser defines small-cap companies as those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $11 million to $ 5.384 billion as of June 30, 2020, and is expected to change frequently. Under normal circumstances, the Small-Cap Value Fund will be invested in common stocks that the Adviser believes are attractively valued relative to their growth potential or undervalued in the market. The Adviser uses Fundametrics®, the Adviser's proprietary quantitative research system, to select stocks for the Fund. Fundametrics® evaluates all stocks in the Small-Cap Value Fund's investible universe with respect to over 120 fundamental factors.

Fundametrics® was designed to evaluate stocks on many of the same criteria used by a human analyst, but is done using a systematic approach intended to minimize human emotion and bias.

Buy and sell decisions are determined by a subset of factors contained within the Fundametrics® "Alpha Composite" and "Financial Warnings Overlay". The Alpha Composite is a combination of alpha seeking factors designed to identify stocks with potential for excess returns. The makeup of the Alpha Composite is primarily comprised of value-focused factors; however, for diversification purposes, it also includes additional factors, such as growth- and momentum-focused factors that the Adviser believes have low correlations to the Alpha Composite's value-focused factors. The Financial Warnings Overlay is then applied to the Fund's investible universe of stocks using a separate set of risk factors designed to identify stocks with risk levels that the Adviser believes will lead to under performance. The Financial Warnings Overlay is designed to avoid high risk stocks that otherwise have attractive valuation metrics. Potential "buy" stocks – those that score highly with respect to the Alpha Composite and pass the Financial Warnings Overlay – are then evaluated with respect to whether they would improve portfolio diversification. The Fund typically sells stocks that score low on the Alpha Composite or are flagged by the Financial Warnings Overlay as presenting unreasonable risk.

Principal Risks

An investment in the Fund is subject to investment risks, including the risk of losing money on an investment in the Fund. The principal risks of the Fund are:

Business and Company Risk: The Fund's investments in certain industries or companies in an industry may underperform other industries or companies, and the Fund's investments may be less responsive to competitive challenges or opportunities and unable to attain growth or mitigate losses in certain circumstances or economic environments.

Equity Security Risk: The prices of equity securities will fluctuate – sometimes dramatically – over time and the Fund could lose a substantial part, or even all, of its investment in a particular issue.

Financial Sector Concentration Risk: At times the Small-Cap Value Fund is concentrated in securities of companies principally engaged in the banking or financial services sectors. As a result, the Small-Cap Value Fund may be subject to greater risks than a portfolio without such a concentration. This is especially true with respect to the risks associated with regulatory developments, competition, and economic developments in, or related to, the banking and financial services industries. Adverse changes in any of these areas may adversely affect the value of the Small-Cap Value Fund.

Management Risk: The specific securities selected by the Adviser may perform poorly and may cause the Fund to underperform other mutual funds with similar investment objectives.

Market Risk: Stock prices fluctuate in response to many factors, including the activities of individual companies and general market and economic conditions.

Portfolio Turnover Risk: As a result of its trading strategies, the Fund may have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses, which may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains.

Real Estate Investment Trusts ("REITs") Risk: REITs are companies that invest in real estate or interests therein. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to possible declines in the value of and demand for real estate, which may cause the value of the Fund to decline.

Regulatory Risk: New or changing regulations of particular industries may materially impact the value of companies within the affected industry.

Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Fund may invest in more heavily will vary.

Small-Cap Company Risk: Stocks of smaller companies may have more risks than larger companies and small-cap company securities may be more susceptible to market downturns and their prices may be more volatile, subjecting the Fund to investment losses.

Undervalued Stocks Risk: The Fund will suffer losses if stocks the Adviser believes are undervalued and/or are temporarily out of favor in the market are not undervalued in the market, or they continue to be out of favor.

Performance

The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index. Updated performance information is available at www. cornercapfunds.com or by calling (888) 813-8637 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Year-by-Year Total Return as of December 31 CornerCap Small-Cap Value Fund – Institutional Shares

The calendar year-to-date total return as of June 30, 2020 was -18.40%.

During the period shown, the highest return for a quarter was 14.21% for the quarter ended December 31, 2016, and the lowest return was -18.49% for the quarter ended December 31, 2018.

The Fund's annual returns shown on the bar chart do not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - CornerCap Small-Cap Value Fund	1 Year	Since Inception	Inception Date
Institutional Shares	26.72%	10.10%	Dec. 29, 2015
Institutional Shares | After Taxes on Distributions	26.31%	7.22%
Institutional Shares | After Taxes on Distributions and Sales	15.82%	6.97%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	22.39%	10.33%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	25.52%	11.03%

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.